FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Hierarchy (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instrument
Balance, at fair value	$ (98)	$ (121)
Transfers of financial liabilities from level 1 to 2	0
Transfers of financial liabilities from level 2 to 1	0
Trade receivables
Derivative Financial Instrument
Financial assets, at fair value	123	153
Accounts Payable
Derivative Financial Instrument
Financial liabilities, at fair value	(221)	(274)
Level 1
Derivative Financial Instrument
Balance, at fair value	(99)	(139)
Level 1 | Trade receivables
Derivative Financial Instrument
Financial assets, at fair value	35	63
Level 1 | Accounts Payable
Derivative Financial Instrument
Financial liabilities, at fair value	(134)	(202)
Level 2
Derivative Financial Instrument
Balance, at fair value	1	18
Level 2 | Trade receivables
Derivative Financial Instrument
Financial assets, at fair value	88	90
Level 2 | Accounts Payable
Derivative Financial Instrument
Financial liabilities, at fair value	$ (87)	$ (72)